Earnings Per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Basic And Diluted [Abstract]
Net and diluted income	$ 27,063	$ 20,077	$ 10,228
Less: Dividends declared and undistributed earnings allocated to unvested shares	(739)	(396)	(143)
Basic income available to common stockholders	$ 26,324	$ 19,681	$ 10,085
Basic weighted average number of common shares outstanding	45,677,249	45,473,360	45,979,761
Add: Dilutive effect of non-vested shares	0	0	0
Add: Dilutive effect of the Notes	0	0	0
Diluted weighted average number of common shares outstanding	45,677,249	45,473,360	45,979,761
Basic earnings per common share	$ 0.58	$ 0.44	$ 0.22
Diluted earnings per common share	$ 0.58	$ 0.44	$ 0.22